S-K 1602(c) Dilution	Mar. 31, 2026 USD ($) $ / shares shares
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	10	[1]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.94
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.94
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.06
Net Tangible Book Value, Adjusted	$ 140,354,756
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	20,225,000
Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10	[1]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.95
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.95
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.05
Net Tangible Book Value, Adjusted	$ 161,438,056
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	23,225,000
Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10	[1]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.03
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.03
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.97
Net Tangible Book Value, Adjusted	$ 91,854,756
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	15,225,000
Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10	[1]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.05
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.05
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.95
Net Tangible Book Value, Adjusted	$ 105,663,056
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	14,475,000
Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10	[1]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.24
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.24
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 5.76
Net Tangible Book Value, Adjusted	$ 43,354,756
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	10,225,000
Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10	[1]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.25
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.25
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 5.75
Net Tangible Book Value, Adjusted	$ 49,888,056
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	11,725,000
Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10	[1]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	(0.98)
Net Tangible Book Value, Adjusted, per Share | $ / shares	(0.98)
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 10.98
Net Tangible Book Value, Adjusted	$ (5,145,244)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	5,225,000
Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10	[1]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	(0.99)
Net Tangible Book Value, Adjusted, per Share | $ / shares	(0.99)
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 10.99
Net Tangible Book Value, Adjusted	$ (5,886,944)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	5,975,000
Net tangible book value deficit before this offering [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	$ (24,444)	[2]
Net tangible book value deficit before this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(24,444)	[2]
Net tangible book value deficit before this offering [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(24,444)	[2]
Net tangible book value deficit before this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(24,444)	[2]
Net tangible book value deficit before this offering [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(24,444)	[2]
Net tangible book value deficit before this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(24,444)	[2]
Net tangible book value deficit before this offering [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(24,444)	[2]
Net tangible book value deficit before this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(24,444)	[2]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	201,000,000	[3]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	231,000,000	[3]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	201,000,000	[3]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	231,000,000	[3]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	201,000,000	[3]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	231,000,000	[3]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	201,000,000	[3]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	231,000,000	[3]
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(158,300)
Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(158,300)
Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(158,300)
Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(158,300)
Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(4,500,000)	[4]
Less: Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(5,175,000)	[4]
Less: Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,000,000)	[4]
Less: Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,450,000)	[4]
Less: Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,500,000)	[4]
Less: Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,725,000)	[4]
Less: Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted		[4]
Less: Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted		[4]
Less: Advisory Fee [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)	[4]
Less: Advisory Fee [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)	[4]
Less: Advisory Fee [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)	[4]
Less: Advisory Fee [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)	[4]
Less: Advisory Fee [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)	[4]
Less: Advisory Fee [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)	[4]
Less: Advisory Fee [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)	[4]
Less: Advisory Fee [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)	[4]
Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(50,000,000)	[5]
Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(57,500,000)	[5]
Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(100,000,000)	[5]
Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(115,000,000)	[5]
Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(150,000,000)	[5]
Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(172,500,000)	[5]
Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(200,000,000)	[5]
Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (230,000,000)	[5]
Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	23,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	23,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	23,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	23,000,000
Private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	225,000
Private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	225,000
Private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	225,000
Private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	225,000
Private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	225,000
Private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	225,000
Private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	225,000
Private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	225,000
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(5,000,000)
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(5,750,000)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(12,500,000)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(14,375,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(18,750,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(21,562,500)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(20,000,000)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(23,000,000)

[1]	Offering price per unit after taking into account the shares issuable upon conversion of the rights.
[2]	Assumes receipt of $25,000 for issuance of the founder shares, which occurred on April 7, 2026.
[3]	Expenses applied against gross proceeds include offering expenses of approximately $1,000,000 and $250,000 payable to the underwriters upon the closing of this offering. See “Use of Proceeds.”
[4]	Upon the consummation of our initial business combination, $0.30 per unit on all units sold ($6,000,000 in the aggregate or up to $6,900,000 in the aggregate if the underwriters’ over-allotment option is exercised) will be payable to the underwriters for deferred underwriting commissions, with such commissions subject to pro-rata reduction based on the number of Class A ordinary shares redeemed by our public shareholders. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters. In addition, an advisory fee equal to 3% of the gross proceeds raised in the IPO, payable to the underwriters upon and subject to the closing of our initial business combination.
[5]	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers or their affiliates may purchase shares or public rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”